VANECK MORTGAGE REIT INCOME ETF
SCHEDULE OF INVESTMENTS
January 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS: 100.0%
Financial Services : 100.0%
AGNC Investment Corp. † 2,644,788 $ 25,072,590
Annaly Capital Management,
Inc. † 1,831,704 35,150,400
Apollo Commercial Real Estate
Finance, Inc. 784,935 8,759,875
Arbor Realty Trust, Inc. 850,218 11,307,899
Ares Commercial Real Estate
Corp. † 397,764 3,782,736
ARMOUR Residential REIT,
Inc. † 418,564 7,973,644
Blackstone Mortgage Trust,
Inc. 600,712 11,858,055
BrightSpire Capital, Inc. 821,730 5,875,370
Chimera Investment Corp. 1,433,511 6,880,853
Claros Mortgage Trust, Inc. † 331,834 3,895,731
Dynex Capital, Inc. † 416,155 5,093,737
Ellington Financial, Inc. † 520,692 6,357,649
Franklin BSP Realty Trust, Inc. 504,819 6,471,780
Hannon Armstrong
Sustainable Infrastructure
Capital, Inc. † 490,629 11,672,064
KKR Real Estate Finance Trust,
Inc. 242,775 2,971,566
Ladder Capital Corp. 845,659 9,243,053
Number
of Shares Value
Financial Services (continued)
MFA Financial, Inc. 713,926 $ 7,903,161
New York Mortgage Trust, Inc. 588,760 4,615,878
Orchid Island Capital, Inc. † 415,764 3,317,797
PennyMac Mortgage
Investment Trust † 473,605 6,791,496
Ready Capital Corp. † 1,044,001 9,782,289
Redwood Trust, Inc. † 801,148 5,375,703
Rithm Capital Corp. 1,904,313 20,376,149
Starwood Property Trust, Inc. † 1,176,313 23,914,443
Two Harbors Investment Corp. 542,331 6,757,444
Underline
Total Common Stocks
(Cost: $299,917,165) 251,201,362
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 4.7%
Money Market Fund: 4.7%
(Cost: $11,853,869)
State Street Navigator
Securities Lending
Government Money Market
Portfolio 11,853,869 11,853,869
Total Investments: 104.7%
(Cost: $311,771,034) 263,055,231
Liabilities in excess of other assets: (4.7)% (11,861,748)
NET ASSETS: 100.0% $ 251,193,483
† Security fully or partially on loan. Total market value of securities on loan is $70,120,483.
Summary of Investments by Sector
Excluding Collateral for Securities Loaned
% of
Investments Value
Financials 100.0% $ 251,201,362